Intangible assets - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Estimated amortization expenses
Amortization expense	$ 634	¥ 4,134	¥ 0	¥ 0
Longye
Estimated amortization expenses
2021		4,100
2022		4,100
2023		3,000
2024		3,000
2025		¥ 3,000